UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            09/30/2008

Check here if Amendment     [  ];         Amendment Number:  _____
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Adams Street Partners, LLC
Address:     One North Wacker Drive, Suite 2200, Chicago, IL  60606-2823


Form 13F File Number:  28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Jacobs
Title:    Vice President
Phone:    312-553-8486

Signature, Place, and Date of Signing:

      /S/ Michael J. Jacobs       Chicago, Illinois               11/05/2008
         [Signature]                [City, State]                   [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
       NONE

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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Value Total:    67793

Form 13F Information Table Entry Total:    19

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

List of Other Included Managers:

No.     13F File Number     Name

1       28-2682             UBS Global Asset Management (Americas) Inc.

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                                                    FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE      SHARE       NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- ---------- ----------
AIRVANA INC                    COMM STK   00950V101      595     100996 SH       SHARED               0     100996          0
ARCSIGHT INC                   COMM STK   039666102      255      33471 SH       SHARED           13454      20017          0
AUXILIUM PHARMACEUTICALS INC   COMM STK   05334D107      234       7235 SH       SHARED            4348       2887          0
CBEYOND INC                    COMM STK   149847105    24849    1726800 SH       SHARED          962624     764176          0
COMBINATORX INC                COMM STK   20010A103     2328     720674 SH       SHARED               0     720674          0
COMSCORE INC                   COMM STK   20564W105    25231    1431156 SH       SHARED               0    1431156          0
ILLUMINA INC                   COMM STK   452327109     1324      32662 SH       SHARED               0      32662          0
INNOPHOS HOLDINGS INC          COMM STK   45774N108       94       3867 SH       SHARED            2547       1320          0
JAZZ PHARMACEUTICALS INC       COMM STK   472147107     2695     545598 SH       SHARED          272799     272799          0
MONOTYPE IMAGING HOLDINGS INC  COMM STK   61022P100      189      16977 SH       SHARED               0      16977          0
NETEZZA CORP                   COMM STK   64111N101      489      44929 SH       SHARED            7805      37124          0
NEUTRAL TANDEM INC             COMM STK   64128B108      364      19632 SH       SHARED            8889      10743          0
NXSTAGE MEDICAL INC            COMM STK   67072V103     3668     869125 SH       SHARED               0     869125          0
PROS HOLDINGS INC              COMM STK   74346Y103      288      30684 SH       SHARED           12274      18410          0
SAVVIS INC                     COMM STK   805423308      575      42779 SH       SHARED               0      42779          0
SYNIVERSE HOLDINGS INC         COMM STK   87163F106     2804     168818 SH       SHARED            2192     166626          0
ULTA SALON COSMETICS & FRAG    COMM STK   90384S303      251      18880 SH       SHARED           18880          0          0
VNUS MEDICAL TECHNOLOGIES      COMM STK   928566108      397      18974 SH       SHARED            4469      14505          0
XTENT INC                      COMM STK   984141101     1163     842696 SH       SHARED          842696          0          0